Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

15.   Stock-Based Compensation

Prior to the Transactions

Prior to the Transactions, the Company operated under the Polaris Plan. The purpose of the Polaris Plan was to provide a means through which Holdings may attract and retain key personnel and to provide a means whereby Polaris Plan Participants can acquire and maintain an equity interest in Holdings, thereby strengthening their commitment to the welfare of Holdings and its subsidiaries, including MultiPlan, Inc. Under the Polaris Plan, Holdings may grant awards to select Polaris Plan Participants at the sole discretion of the Holdings Board. Polaris Plan awards are granted in the form of Holdings’ Class B Units via the Polaris Agreement.

There were 343,114 Units available for issuance under the Polaris Plan. There were 269,645 Units issued and outstanding as of December 31, 2019, and 267,768 Units issued and outstanding as of the date of the Liquidity Event, October 7, 2020. The Company’s CEO, with the approval of the Holdings Board, determined participation and the allocation of the Units.

Each individual Award is comprised of time vesting units and performance vesting units. Time vesting units and performance vesting units vest based on the vesting dates and the achievement of certain performance measures as defined in each agreement. The Company amortizes the time vesting units on a straight line basis, and the performance vesting units on a graded vesting basis. In the event of the termination of an employee Participant due to a Qualifying Termination as defined by the Polaris Agreement, the Polaris Plan Participant shall have the right to cause Holdings to purchase all or any portion of the vested Units owned by the employee, subject to the approval of the Company’s CEO. Based on this put right available to the employee Participants, stock-based compensation awards related to the Polaris Plan have been accounted for as liability classified awards within Holdings’ consolidated financial statements. The Company records these awards within Shareholders’ equity as an equity contribution from Holdings based on the fair value of the outstanding Units at each reporting period. Upon the occurrence of a definitive Liquidity Event all unvested units vest immediately prior to such Liquidity Event. All vested shares will be exchanged for new shares and cash as determined at the time of such Liquidity Event. See Note 4 The Transactions for details regarding the Transactions.

The consummation of the Transactions described in Note 4 The Transactions constituted a definitive Liquidity Event under the agreements governing the Unit awards and as a result all unvested Units vested on October 7, 2020. Therefore, the Company recorded an expense of $106.2 million related to the accelerated vesting during the fourth quarter of 2020. The Company recorded these awards within shareholders’ equity as an equity contribution from Holdings based on the fair value of the outstanding Units at each reporting period.

The fair value of the outstanding Units was $475.5 million as of October 7, 2020, and $98.1 million as of December 31, 2019. The valuation as of October 7, 2020 used the cumulative exit value of the Company, which reflects the transaction value plus prior distributions. We also removed the discount for lack of marketability from the calculation of fair value. The Company recorded stock-based compensation expense for Class B Units of $405.8 million during the period ended December 31, 2020, stock-based compensation profit of $14.9 million during the period ended December 31, 2019, and stock-based compensation expense of $4.7 million during the period ended December 31, 2018. Forfeitures are accounted for as they occur.

The following table lists the assumptions used in the analyses as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Risk free rate of return	1.6%	2.5%
Expected volatility	24.9%	25.0%
Expected dividend yield	0.0%	0.0%
Discount for Lack of Marketability	20.0%	20.0%

Stock-based compensation expense related to Class B Units has been allocated between costs of services and general and administrative expenses in the accompanying consolidated statements of (loss) income and comprehensive (loss) income for the years ending December 31, 2020, 2019 and 2018 as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Cost of services	$163,025	$(7,904)	$242
General and administrative	242,818	(6,976)	4,475
Total stock-based compensation	$405,843	$(14,880)	$4,717

Following is a vesting summary of the Class B Units for the periods ended December 31, 2020, 2019 and 2018:

		Weighted
	Number of	Average
	Units	Fair Value
Nonvested at December 31, 2018	118,289	$546.40
Awarded	—	$—
Vested	(36,687)	$363.91
Forfeited	(931)	$363.91
Nonvested at December 31, 2019	80,671	$363.91
Awarded	—	$—
Vested	(78,794)	$1,775.68
Forfeited	(1,877)	$1,775.68
Nonvested at December 31, 2020	—	$1,775.68

The Company did not declare or pay any distributions during 2019 and 2018.

After the consummation of the Transactions

The Company operates under the 2020 Omnibus Incentive Plan effective October 8, 2020. The purpose of the 2020 Omnibus Incentive Plan is to provide a means through which the Company and the other members of the Company may attract and retain key personnel and to provide a means whereby directors, officers, employees, consultants and advisors of the Company and its subsidiaries can acquire and maintain an equity interest in the Company, or be paid incentive compensation, including incentive compensation measured by reference to the value of Common Stock, thereby strengthening their commitment to the welfare of the Company and aligning their interests with those of the Company’s stockholders. In 2020, awards granted under the 2020 Omnibus Incentive Plan were in the form of Employee RS and Director RSUs.

There are 85,850,000 shares of Class A common stock available for the issuance of awards under the 2020 Omnibus Incentive Plan. The Company’s CEO, with the approval of the Board, determines participation and the allocation of the Units. For reporting purposes, there were 31,250 Employee RS issued and 18,163 outstanding as of December 31, 2020, excluding 13,087 shares held in treasury for tax withholding.

Activity under the 2020 Omnibus Incentive Plan for the year ended December 31, 2020 is summarized in the table below:

			Weighted-
			Average
	Number of	Number of	Grant Date
	Employee RS	Director RSUs	Fair Value
Nonvested at December 31, 2019	—	—	—
Awarded	1,500,000	42,847	$8.82
Vested	(31,250)	—	$8.83
Nonvested at December 31, 2020	1,468,750	42,847	$8.82

Awards under the 2020 Omnibus Incentive Plan typically vest from one to four years and are generally subject to either cliff vesting or graded vesting. Awards do not have non-forfeitable rights to dividends or dividend equivalents. The fair value of the awards is typically based on the fair value of our common shares on the date of grant. We amortize the value of these awards to expense over the vesting period on a straight line basis for employees, and in the same period(s) and in the same manner as if the Company had paid cash in exchange for the goods or services instead of a share-based award for non-employees. The Company recognizes forfeitures as they occur.

The Company has adopted an Incentive Compensation Clawback Policy in order to help ensure that incentive compensation is paid or awarded based on accurate financial results and the correct calculation of performance against incentive targets.

The Company recorded stock-based compensation expense under the 2020 Omnibus Incentive Plan of $0.2 million in general and administrative expenses in the accompanying consolidated statements of (loss) income and comprehensive (loss) income during the year ended December 31, 2020. There was $13.4 million of unrecognized compensation cost as of December 31, 2020 related to the outstanding awards which is expected to be recognized over a weighted average period of 3 years, 9 months.